Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	US Global Investors Funds
Central Index Key	0000101507
Amendment Flag	false
Document Creation Date	Aug. 29, 2016
Document Effective Date	Aug. 29, 2016
Prospectus Date	May 01, 2016